Income Taxes (Details) - Schedule of federal statutory income tax rate - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of federal statutory income tax rate [Line Items]
Federal tax benefit at statutory rate	$ (6,651)	$ (1,047)
State taxes	(1,757)	(371)
Change in fair value of derivative	2,284	(54)
Non-deductible expenses	231	123
Research and development credits	(298)	(17)
Change in valuation allowance	6,191	1,395
Other		(29)
Provision for incomes taxes